Cash and Cash Equivalents and Liquidity (Details) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended					66 Months Ended		0 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Jun. 30, 2011	Jul. 31, 2008	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2013	Jun. 24, 2011	Sep. 18, 2013 Warrants issued with September 2013 Public Offering
Cash and Cash Equivalents and Liquidity
Losses in all previous reporting periods from inception to date				$ 7,187	$ 7,150,187	$ 2,364,852	$ 3,758,817	$ 36,158	$ 33,714	$ 13,350,915
Cash and cash equivalents					4,970,175	5,141,509	2,457,693			4,970,175
Public Offerings
Shares issued in offering	28,800,000	31,000,000	4,000,000									47,792,000
Number of common shares that can be acquired upon exercise of warrants											12,000,000	23,896,000
Net, proceeds from issuance of common stock and warrants	$ 6,700,000	$ 7,200,000										$ 11,100,000